Payable taxes and other accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payable taxes and other accrued expenses
Accrued expenses	$ 166,588	$ 145,123	$ 183,175
Taxes payable other than income tax	308,345	220,524	262,772
Accrued interest	40,227	69,125	43,254
Total payable taxes and other accrued expenses	$ 515,160	$ 434,772	$ 489,201